UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13FCOVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2006
Check here if Amendment [  ];  Amendment Number:

This Amendment (Check only one):  [ ] is a restatement.
					[x] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Name:	Marque Millennium Capital Management,LLC
Address:	350 Madison Avenue
		8th Floor
		New York, NY 10017

13F File Number:  28-6914

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing This Report on Behalf of Reporting Manager:

Name:		Wilfred J. Meckel II
Title:		Senior Managing Director
Phone:		(212) 759-6800
Signature, Place, and Date of Signing:

Wilfred J. Meckel II, New York, New York, April 20, 2006
Report Type (Check only one):

[x ]	13F HOLDINGS REPORT.

[  ] 	13F NOTICE

[  ] 	13F COMBINATION REPORT

LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:  0

[PAGE]
FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  53

Form 13F Information Table Value Total:  $154,471
List of Other Included Managers:	None

No.13F File Number		Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Alliance Bernstein Holdings    COM              01881G108     1653    24950 SH       SOLE                    11900             13050
Amdocs Ltd.                    COM              G02602103     3048    84530 SH       SOLE                    40790             43740
Amgen Inc.                     COM              031162100     2463    33860 SH       SOLE                    16200             17660
Amphenol Corporation           COM              032095101     1693    32450 SH       SOLE                    14550             17900
Anadarko Petroleum             COM              032511107     1683    16660 SH       SOLE                     8050              8610
Anheuser-Busch Corp.           COM              035229103     1621    37900 SH       SOLE                    17760             20140
Applied Materials              COM              038222105     1503    85850 SH       SOLE                    41550             44300
Automatic Data Processing      COM              053015103      788    17250 SH       SOLE                     8350              8900
Bank of America                COM              060505104     2776    60960 SH       SOLE                    28020             32940
Black & Decker                 COM              091797100     1754    20190 SH       SOLE                    10040             10150
Burlington Resources           COM              122014103     6675    72630 SH       SOLE                    36720             35910
Canadian Natl. Railway         COM              136375102     7200   159010 SH       SOLE                    81010             78000
Cigna                          COM              125509109     1724    13200 SH       SOLE                     6450              6750
Cisco Systems                  COM              17275R102     1978    91280 SH       SOLE                    45360             45920
Citigroup Inc.                 COM              172967101     2421    51270 SH       SOLE                    26290             24980
Clear Channel Communications   COM              184502102     1366    47100 SH       SOLE                    22650             24450
Compass Bancshares             COM              20449H109     1648    32560 SH       SOLE                    16310             16250
Computer Sciences Corp.        COM              205363104     3456    62220 SH       SOLE                    30440             31780
Devon Energy                   COM              25179m103     3939    64401 SH       SOLE                    32625             31776
Diebold                        COM              253651103     2402    58440 SH       SOLE                    23900             34540
Dover Corp.                    COM              260003108     2597    53480 SH       SOLE                    27570             25910
E'Trade Financial Corp.        COM              269246104     2354    87250 SH       SOLE                    42000             45250
EMC Corporation                COM              268648102     2482   182080 SH       SOLE                    87250             94830
Fluor Corp. (New)              COM              343412102     5772    67270 SH       SOLE                    25350             41920
Hewlett-Packard                COM              428236103     6431   195480 SH       SOLE                    95920             99560
Home Depot                     COM              437076102     3868    91450 SH       SOLE                    45880             45570
JPMorgan Chase & Co.           COM              46625H100     3774    90640 SH       SOLE                    44500             46140
Kinder Morgan Inc.             COM              49455P101     3482    37850 SH       SOLE                    18950             18900
Kohls Corp.                    COM              500255104     2468    46550 SH       SOLE                    22300             24250
Laboratory Corp. new           COM              50540R409     4298    73500 SH       SOLE                    36100             37400
Leggett & Platt Inc.           COM              524660107     3005   123320 SH       SOLE                    60980             62340
Marshall & Isley               COM              571834100     1921    44090 SH       SOLE                    18140             25950
Marvell Technology Group Ltd.  COM              G5876H105     2802    51800 SH       SOLE                    25100             26700
Masco Corp.                    COM              574599106     4009   123390 SH       SOLE                    63220             60170
Maxim Integrated Products      COM              57772K101     1378    37100 SH       SOLE                    18100             19000
Millipore Corporation          COM              601073109     1790    24500 SH       SOLE                    11800             12700
Molex Inc.                     COM              608554101     2666    80300 SH       SOLE                    38500             41800
Nabors Industries              COM              G6359F103     4243    59280 SH       SOLE                    29450             29830
Noble Energy, Inc.             COM              655044105     1867    42510 SH       SOLE                    17350             25160
Pioneer Natural Resources      COM              723787107     2509    56690 SH       SOLE                    27400             29290
Praxair Inc.                   COM              74005P104     4917    89150 SH       SOLE                    46550             42600
Prudential                     COM              744320102     5522    72840 SH       SOLE                    33570             39270
Schering-Plough                COM              806605101     2694   141850 SH       SOLE                    68630             73220
Sprint Nextel Corporation      COM              852061100     1515    58619 SH       SOLE                    28643             29976
Sysco Corp.                    COM              871829107     2097    65420 SH       SOLE                    30100             35320
Time Warner Inc.(2003)         COM              887317105     2739   163130 SH       SOLE                    84550             78580
Torchmark Inc.                 COM              891027104     1633    28600 SH       SOLE                    13700             14900
Triad Hospitals Inc.           COM              89579k109     2023    48270 SH       SOLE                    23370             24900
U.S. Bancorp                   COM              902973304     3816   125100 SH       SOLE                    62460             62640
United Technologies            COM              913017109     4580    79000 SH       SOLE                    42600             36400
UnumProvident Corp.            COM              91529Y106     2528   123450 SH       SOLE                    60600             62850
Weatherford Int'l.             COM              695532587     2255    49300 SH       SOLE                    24500             24800
Williams Companies             COM              969457100     2643   123550 SH       SOLE                    60650             62900